ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 738,101	$ 1,874,330
Provision/(Reverse) for doubtful accounts	247,889	(1,136,229)
Ending balance	$ 985,990	$ 738,101